Secured Loan Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Reserve for uncollectible loan receivables, balance	$ 0.3	$ 2.2
Gross balance of secured loan receivables for which a reserve on a loan-by-loan basis for uncollectible secured loan receivables has been applied	3.1	8.9
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Loans Receivable [Line Items]
Reserve for uncollectible loan receivables, balance	0.3	2.2
Gross balance of secured loan receivables for which a reserve on a loan-by-loan basis for uncollectible secured loan receivables has been applied	$ 3.1	$ 8.9